             AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                  JULY 3, 2003

                     REGISTRATION NOS. 811-1911; 333-103695
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-14
                             Registration Statement
                                      Under
                       THE SECURITIES ACT OF 1933          [X]
                       PRE-EFFECTIVE AMENDMENT NO.         [ ]
                       POST-EFFECTIVE AMENDMENT NO. 1      [X]

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of Registrant as Specified in Charter)

                                875 Third Avenue
                            New York, New York 10022
               (Address of Principal Executive Offices)(Zip Code)
                                 (212) 641-3800
                        (Area Code and Telephone Number)

                             Carin F. Muhlbaum, Esq.
                Schroder Investment Management North America Inc.
                                875 Third Avenue
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

     THIS AMENDMENT TO THE REGISTRATION STATEMENT ON FORM N-14 OF SCHRODER CAPITAL FUNDS (DELAWARE), FILED WITH THE COMMISSION ON MARCH 10, 2003 (ACCESSION NUMBER 0000950136-03-000525; 1933 ACT REGISTRATION NO. 333-103695) (THE
"REGISTRATION STATEMENT"), IS BEING FILED TO ADD EXHIBIT 12 TO THE REGISTRATION STATEMENT. NO INFORMATION CONTAINED IN PARTS A OR B OF THE REGISTRATION STATEMENT, WHICH ARE INCORPORATED HEREIN BY REFERENCE IN THEIR ENTIRETY, IS AMENDED, DELETED OR SUPERSEDED HEREBY.



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                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Section 10.02 of the Registrant's Trust Instrument reads as follows:

         "(a) Subject to the exceptions and limitations contained in subsection 10.02(b): (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b) No indemnification shall be provided hereunder to a Covered
Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office; or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this

Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Subsection 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

ITEM 16. EXHIBITS.

(1) Trust Instrument of Registrant dated as of September 6, 1995 and Amended and Restated as of February 5, 2002 (see Note 4).

(2) Bylaws of Registrant dated September 8, 1995 and Amended as of October 8, 2001 (see Note 4).

(3)  Not Applicable.

(4) Form of Agreement and Plan of Reorganization between Registrant, on behalf of Schroder Ultra Fund, and Registrant, on behalf of Schroder U.S. Opportunities Fund (see Note 6).

(5) See the following Articles and Sections in the Trust Instrument filed as Exhibit (1): Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09, 2.10, 2.11;
     Article III, Section 3.08; Article VII; Article IX; and Article X, Section 10.03.

(6) Form of Amended and Restated Investment Advisory Agreement dated as of September 15, 1999 between Registrant and Schroder Investment Management North America Inc. with respect to Schroder U.S. Opportunities Fund (formerly, "Schroder U.S. Smaller Companies Fund") (see Note 2).

(7) Form of Distribution Agreement between the Registrant and Schroder Fund Advisors Inc. dated as of September 15, 1999 (see Note 2).

(8)  Not Applicable.

(9) Global Custody Agreement between the Registrant and The Chase Manhattan Bank dated as of November 5, 2001 (see Note 4).

(10) Not Applicable.

(11) Opinion and consent of Morris, Nichols, Arsht & Tunnell (see Note 6).

(12) Tax Opinion of Ropes & Gray LLP is filed herewith.

(13) (a) Administration Agreement between the Registrant and Schroder Fund Advisors Inc. dated November 26, 1996 and amended and restated as of June 1, 1998 (see Note 3).

     (b) Sub-administration and Accounting Agreement among Schroder Fund Advisors, Inc., the Registrant and SEI Investments Global Fund Services dated as of October 8, 2001 (see Note 4).

     (c) Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated as of May 28, 1999 (see Note 1).

     (d) Form of Delegation Amendment to Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated as of July 24, 2002 (see Note 5).

(14) Consent of PricewaterhouseCoopers LLP (see Note 6).

(15) No financial statements were omitted.

(16) Power of Attorney for David N. Dinkins, Peter E. Guernsey, John I. Howell, Peter S. Knight, Catherine A. Mazza, William L. Means, Clarence F. Michalis, Hermann C. Schwab and Alan M. Mandel (see Note 6).

Notes:

1. Exhibit incorporated by reference to Post-Effective Amendment No.74 to the Trust's Registration Statement on Form N-1A filed via EDGAR on July 13, 1999, accession number 0001047469-99-027251.

2. Exhibit incorporated by reference to Post-Effective Amendment No.75 to the Trust's Registration Statement on Form N-1A filed via EDGAR on September 30, 1999, accession number 0001047469-99-037395.

3. Exhibit incorporated by reference to Post-Effective Amendment No.76 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 29, 2000, accession number 0000912057-00-009074.

4. Exhibit incorporated by reference to Post-Effective Amendment No.78 to the Trust's Registration Statement on Form N-1A filed via EDGAR on January 29, 2002, accession number 0000950136-02-000239.

5. Exhibit incorporated by reference to Post-Effective Amendment No.81 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 28, 2003, accession number 0000950136-03-000457.

6. Exhibit incorporated by reference to the Trust's Registration Statement on Form N-14 filed via EDGAR on March 10, 2003, accession number
0000950136-03-000525.


ITEM 17. UNDERTAKINGS

     (1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Acts of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


NOTICE

         Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on this 2nd day of July, 2003.


                                               SCHRODER CAPITAL FUNDS (DELAWARE)
                                                      By: /s/ CATHERINE A. MAZZA
                                                         -----------------------
                                                        Name: Catherine A. Mazza
                                                               Title: President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 2nd day of July, 2003.

Principal Executive Officer

By: /s/ CATHERINE A. MAZZA
    ----------------------
Name: Catherine A. Mazza
Title: Trustee, President and Chief Executive Officer

Principal Financial and Accounting Officer

By: /s/ ALAN M. MANDEL
    ------------------
Name: Alan M. Mandel
Title: Treasurer and Chief Financial Officer

A majority of the Trustees

         SIGNATURE                            TITLE


             *                               Trustee
----------------------------
         David N. Dinkins


             *                               Trustee
----------------------------
         Peter E. Guernsey

             *                               Trustee
----------------------------
         John L. Howell


             *                               Trustee
----------------------------
         Peter S. Knight


/s/ CATHERINE A. MAZZA                       Trustee, President and Principal
----------------------------                 Executive Officer
         Catherine A. Mazza


             *                               Trustee
----------------------------
         William L. Means


             *                               Trustee
----------------------------
         Clarence F. Michalis


             *                               Trustee
----------------------------
         Hermann C. Schwab


/s/ ALAN M. MANDEL                           Treasurer and Principal Accounting
----------------------------                 and Financial Officer
Alan M. Mandel


By: /s/ CATHERINE A. MAZZA
    ----------------------
Catherine A. Mazza
Attorney-in-Fact

*Pursuant to power of attorney
previously filed as an exhibit to this registration statement.



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EXHIBIT INDEX

(12) Tax Opinion of Ropes & Gray LLP